INCOME TAXES (Schedule Of Reconciliation Between The Income Taxes Expense (Benefit) Computed By Applying PRC Tax Rate To Income (Loss) Before Income Taxes And Actual Provision For Income Taxes) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Loss before provision of income tax	$ (214,585)	$ (12,708)	$ (58,700)
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (53,646)	$ (3,177)	$ (14,675)
Taxable deemed interest income from inter-company interest-free loans	5,632	5,407	3,952
Non-deductible loss and other expenses not deductible for tax purposes	41,114	1,869	155
Effect of income tax exemption of the Company in the Cayman Islands	(27)	(17,942)	(4,039)
Changes in valuation allowance	10,051	20,360	10,648
Total income tax expense (benefits)	$ 3,124	$ 6,517	$ (3,959)